Joint Venture Agreement - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	6 Months Ended
	Nov. 14, 2011	Dec. 31, 2011	Nov. 14, 2011 Subject to Certain Forfeiture Restrictions [Member]	Dec. 31, 2011 Vested [Member]	Mar. 31, 2013 Joint Venture Agreement [Member]	Jun. 30, 2013 Joint Venture Agreement [Member]	Jun. 30, 2013 Minimum [Member] Joint Venture Agreement [Member]	Jun. 30, 2013 Maximum [Member] Joint Venture Agreement [Member]
Business Acquisition [Line Items]
Entered into agreement date						Nov. 30, 2011
Percentage of outstanding membership interest in joint venture					50.00%	50.00%
Capital Contribution in exchange of membership interest					$ 6,000,000		$ 1,000,000	$ 6,000,000
Fair value of capital contribution in joint venture					6,000,000	6,000,000
Common stock shares granted in joint venture	20,000		13,200	6,800
Common stock shares granted in joint venture, expense related to vested shares		$ 150,000